Digital assets (Details Narrative) - CAD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Apr. 30, 2021	Jan. 31, 2021	Dec. 31, 2021
Disclosure Of Digital Assets [Line Items]
Revaluation gain on digital assets			$ 468
Digital assets, carrrying value			$ 1,718
Bitcoin (BTC) [member]
Disclosure Of Digital Assets [Line Items]
Purchase of digital asset		$ 750
Ethereum (ETH) [member]
Disclosure Of Digital Assets [Line Items]
Purchase of digital asset	$ 500